Significant estimates, judgments and errors	12 Months Ended
Jun. 30, 2025
Disclosure Of Significant Estimates Judgments And Errors [Abstract]
Significant estimates, judgments and errors	Significant estimates, judgments and errors
The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.
This note provides an overview of the areas that involved a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong. Detailed information about each of these estimates and judgments is included in Notes 1 to 8 together with information about the basis of calculation for each affected line item in the financial statements. In addition, this note also explains where there have been actual adjustments this year as a result of an error and of changes to previous estimates.
Significant estimates and judgments
The areas involving significant estimates or judgments are:
•recognition of revenue:
◦relating to the Group's license agreements; and
◦relating to assumptions used in estimating for allowances for variable considerations, which reduce gross product revenues (Note 23(e));
•fair value of contingent liabilities and contingent purchase consideration in a business combination (Note 5(g) and 13);
•recoverable amount of goodwill and other intangible assets including in-process research and development (Note 6(c));
•useful life of intangible assets (Note 6(c) and Note 23(p)(iv));
•recognition of deferred tax assets and deferred tax liabilities (Note 4);
•fair value of share-based payments (Note 17);
•remeasurement of borrowings due to change in estimated cash flows (Note 5(f));
•recognition of inventory costs (Note 23(f)); and
•fair value of warrant liability (Note 5(g)).
The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.